Loans and financings (Details 4) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Current	$ 50,883	$ 143,196
Non-current	1,711,750	1,582,370
Loans and financings	1,762,633	1,725,566	$ 1,669,259
Fixed interest rate [member]
IfrsStatementLineItems [Line Items]
Current	20,399
Non-current	1,210,730
Loans and financings	1,231,129	1,212,554
SOFR [Member]
IfrsStatementLineItems [Line Items]
Current	2,557
Non-current	231,750
Loans and financings	234,307	233,671
Brazilian National Monetary Council And Brazil Expected Inflation Plus Spread Tlp [Member]
IfrsStatementLineItems [Line Items]
Current	12,000
Non-current	146,052
Loans and financings	158,052	174,000
Interbank Deposit Certificate Rate Cdi [Member]
IfrsStatementLineItems [Line Items]
Current	3,040
Non-current	104,270
Loans and financings	107,310	54,385
Long Term Interest Rate Set By Brazilian National Monetary Council [Member]
IfrsStatementLineItems [Line Items]
Current	5,439
Non-current	13,374
Loans and financings	18,813	26,511
Brazilian National Bank For Economic And Social Development Brazilian System For Clearance And Custody [Member]
IfrsStatementLineItems [Line Items]
Current	7,448
Non-current	5,574
Loans and financings	$ 13,022	$ 24,445